Subsequent Events (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Apr. 24, 2023	Mar. 20, 2023	Mar. 14, 2023	Feb. 22, 2023	Feb. 14, 2023	Feb. 02, 2023	Feb. 01, 2023	Jan. 30, 2023	Jan. 17, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 23, 2023
Subsequent Event [Line Items]
Cash proceeds from sale of vessels										$ 4,372	$ 33,731	$ 15,623
Common stock, par value per share										$ 0.01	$ 0.01
Issuance of common stock for vessel acquisitions										$ 67,853
Cash dividend										$ 79,812	$ 8,820
Restricted common stock granted in period										1,470,000	8,260,000	2,200,000
Fair value of approved awards										$ 16,873	$ 20,054
Subsequent Events.
Subsequent Event [Line Items]
Dividend paid on common stock per share		$ 0.15
Cash proceeds from sale of vessels							$ 4,000
Purchase price of vessel							14,000						$ 15,080
Repayment of secured loan agreement			$ 11,841
Stock Issued During Period Shares Purchase Of Assets								2,033,613
Common stock, par value per share								$ 0.01
Issuance of common stock for vessel acquisitions								$ 7,809
Cash dividend		$ 15,965
Subsequent Events. | Ultramax
Subsequent Event [Line Items]
Purchase price of vessel acquired					$ 27,900
Percent of paid in advance of purchase price					10.00%
Subsequent Events. | Nordea Loan [Member]
Subsequent Event [Line Items]
Repayment of secured loan agreement						$ 8,134
Restricted Stock | Subsequent Events.
Subsequent Event [Line Items]
Vesting period (in years)				3 years
Restricted common stock granted in period				1,750,000
Fair value of approved awards				$ 7,945
Series B Preferred Stock [Member] | Subsequent Events.
Subsequent Event [Line Items]
Preferred Stock, Dividends per share									$ 0.5546875
Dividends, Preferred Stock									$ 1,442
Series D Preferred Stock [Member] | Scenario Forecast [Member]
Subsequent Event [Line Items]
Issuance of new shares	13,157
Series D Preferred Stock [Member] | Subsequent Events.
Subsequent Event [Line Items]
Value Of Shares In PPE Purchase Price							$ 10,000
Shares Received In Ppe Sale							13,157